Note 5 - Segment Reporting	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
5.	SEGMENT REPORTING

(a)	Reportable segments – Years ended:

	Brazil			CAC (i)			Latin America - south (ii)			Canada			Consolidated
	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)

Net sales	28,724.5	26,814.2	26,353.0	6,757.9	5,813.9	4,733.0	10,028.7	10,753.9	10,769.7	7,088.6	6,849.3	6,043.6	52,599.7	50,231.3	47,899.3
Cost of sales	(12,096.3)	(10,014.8)	(9,879.8)	(2,934.1)	(2,559.1)	(2,044.8)	(3,998.0)	(4,261.7)	(4,120.7)	(2,649.8)	(2,413.8)	(1,983.1)	(21,678.2)	(19,249.4)	(18,028.4)
Gross profit	16,628.2	16,799.4	16,473.2	3,823.8	3,254.8	2,688.2	6,030.7	6,492.2	6,649.0	4,438.8	4,435.5	4,060.5	30,921.5	30,981.9	29,870.9
Distribution expenses	(3,814.1)	(3,641.4)	(3,552.1)	(684.3)	(627.1)	(538.1)	(1,092.0)	(1,055.0)	(1,010.0)	(1,361.0)	(1,283.7)	(1,093.6)	(6,951.4)	(6,607.2)	(6,193.8)
Sales and marketing expenses	(3,124.8)	(3,076.5)	(3,123.3)	(553.0)	(561.6)	(526.2)	(1,019.7)	(1,113.2)	(1,091.2)	(998.6)	(970.0)	(872.9)	(5,696.1)	(5,721.3)	(5,613.6)
Administrative expenses	(1,646.8)	(1,409.5)	(1,683.9)	(256.7)	(282.3)	(265.8)	(428.8)	(412.2)	(386.0)	(347.7)	(259.4)	(284.3)	(2,680.0)	(2,363.4)	(2,620.0)
Other operating income/(expenses)	826.4	965.0	1,092.7	85.8	20.1	77.8	(18.0)	(24.6)	41.2	(16.1)	(13.2)	5.6	878.1	947.3	1,217.3
Exceptional items	(328.2)	(43.7)	(33.0)	(17.1)	62.5	(23.1)	(51.9)	(88.4)	(41.3)	-	(16.8)	(11.3)	(397.2)	(86.4)	(108.7)
Income from operations (EBIT)	8,540.7	9,593.3	9,173.6	2,398.5	1,866.4	1,412.8	3,420.3	3,798.8	4,161.7	1,715.4	1,892.4	1,804.0	16,074.9	17,150.9	16,552.1
Net finance cost	(1,381.9)	(2,353.1)	(2,859.1)	(110.1)	(58.0)	(47.6)	(1,543.2)	(1,434.3)	(711.7)	(74.3)	(184.9)	(95.4)	(3,109.5)	(4,030.3)	(3,713.8)
Share of result of joint ventures	(5.6)	(6.2)	(10.7)	(2.2)	3.8	6.0	-	-	-	(14.5)	3.4	1.6	(22.3)	1.0	(3.1)
Income before income tax	7,153.2	7,234.0	6,303.8	2,286.2	1,812.2	1,371.2	1,877.1	2,364.5	3,450.0	1,626.6	1,710.9	1,710.2	12,943.1	13,121.6	12,835.2
Income tax expense	807.7	188.9	(2,924.4)	(642.7)	(473.0)	(353.5)	(272.3)	(866.8)	(1,144.1)	(647.4)	(623.0)	(625.7)	(754.7)	(1,773.9)	(5,047.7)
Net income	7,960.9	7,422.9	3,379.4	1,643.5	1,339.2	1,017.7	1,604.8	1,497.7	2,305.9	979.2	1,087.9	1,084.5	12,188.4	11,347.7	7,787.5

Normalized EBITDA (iii)	11,737.9	12,295.3	11,905.1	2,961.9	2,299.0	1,847.2	4,389.8	4,909.1	4,871.5	2,057.6	2,182.3	2,073.8	21,147.2	21,685.7	20,697.6
Exceptional items	(328.2)	(43.7)	(33.0)	(17.1)	62.5	(23.1)	(51.9)	(88.4)	(41.3)	-	(16.8)	(11.3)	(397.2)	(86.4)	(108.7)
Depreciation. amortization and impairment	(2,869.0)	(2,658.3)	(2,698.5)	(546.3)	(495.1)	(411.3)	(917.6)	(1,021.9)	(668.5)	(342.2)	(273.1)	(258.5)	(4,675.1)	(4,448.4)	(4,036.8)
Net finance cost	(1,381.9)	(2,353.1)	(2,859.1)	(110.1)	(58.0)	(47.6)	(1,543.2)	(1,434.3)	(711.7)	(74.3)	(184.9)	(95.4)	(3,109.5)	(4,030.3)	(3,713.8)
Share of result of joint ventures	(5.6)	(6.2)	(10.7)	(2.2)	3.8	6.0	-	-	-	(14.5)	3.4	1.6	(22.3)	1.0	(3.1)
Income tax expense	807.7	188.9	(2,924.4)	(642.7)	(473.0)	(353.5)	(272.3)	(866.8)	(1,144.1)	(647.4)	(623.0)	(625.7)	(754.7)	(1,773.9)	(5,047.7)
Net income	7,960.9	7,422.9	3,379.4	1,643.5	1,339.2	1,017.7	1,604.8	1,497.7	2,305.9	979.2	1,087.9	1,084.5	12,188.4	11,347.7	7,787.5

Normalized EBITDA margin in %	40.9%	45.9%	43.2%	43.8%	39.5%	38.9%	43.8%	45.6%	45.2%	29.0%	31.9%	34.3%	40.2%	43.2%	43.2%

Acquisition of property, plant and equipment	3,176.5	1,811.9	1,446.5	578.4	500.4	413.2	1,025.0	1,040.8	1,051.2	289.5	217.9	292.8	5,069.4	3,571.0	3,203.7

	Brazil			CAC (i)			Latin America - South (ii)			Canada			Consolidated
	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)
Segment assets	44,161.9	41,478.6	40,869.1	11,393.3	11,270.2	9,658.1	14,454.0	14,472.0	11,582.4	12,035.0	11,066.0	10,348.4	82,044.2	78,286.8	72,458.0
Intersegment elimination													(2,286.2)	(2,246.5)	(3,077.7)
Non-segmented assets													21,984.9	19,674.0	19,385.9
Total assets													101,742.9	95,714.3	88,766.2

Segment liabilities	19,907.4	18,252.1	20,062.9	3,932.8	3,420.9	2,968.7	4,411.8	4,484.6	6,015.2	4,078.7	3,584.8	3,700.2	32,330.7	29,742.4	32,747.0
Intersegment elimination													(2,286.4)	(2,246.4)	(3,077.7)
Non-segmented liabilities													71,698.6	68,218.3	59,097.0
Total liabilities													101,742.9	95,714.3	88,766.3

(i) CAC: includes Dominican Republic, Saint Vincent, Antigua, Dominica, Cuba, Guatemala, El Salvador, Nicaragua, Honduras, Barbados and Panama.

(ii) Latin America – South: includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay.

(iii) Normalized EBITDA is calculated excluding of the net income the following effects: (i) income tax expense, (ii) share of results of joint ventures (iii) net finance result, (iv) exceptional items, and (v) depreciation, amortization and impairment of property, plant and equipment.

(b)	Additional information – by Business unit – Years ended:

	Brazil
	Beer			NAB			Total
	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)	2019	2018 (restated)	2017 (restated)

Net sales	24,304.2	23,008.5	22,509.3	4,420.2	3,805.7	3,843.7	28,724.4	26,814.2	26,353.0
Cost of sales	(10,037.9)	(8,214.2)	(7,886.7)	(2,058.4)	(1,800.6)	(1,993.0)	(12,096.3)	(10,014.8)	(9,879.7)
Gross profit	14,266.3	14,794.3	14,622.6	2,361.8	2,005.1	1,850.7	16,628.1	16,799.4	16,473.3
Distribution expenses	(3,105.5)	(2,963.2)	(2,871.8)	(708.6)	(678.2)	(680.4)	(3,814.1)	(3,641.4)	(3,552.2)
Sales and marketing expenses	(2,721.1)	(2,894.0)	(2,951.1)	(403.8)	(182.4)	(172.2)	(3,124.9)	(3,076.4)	(3,123.3)
Administrative expenses	(1,426.0)	(1,193.1)	(1,466.8)	(220.7)	(216.5)	(217.1)	(1,646.7)	(1,409.6)	(1,683.9)
Other operating income/(expenses)	571.6	740.1	825.0	254.8	224.9	267.8	826.4	965.0	1,092.8
Exceptional items	(328.2)	(37.0)	(28.2)	–	(6.7)	(4.8)	(328.2)	(43.7)	(33.0)
Income from operations (EBIT)	7,257.1	8,447.1	8,129.7	1,283.5	1,146.2	1,044.0	8,540.6	9,593.3	9,173.7
Net finance cost	(1,408.9)	(2,327.8)	(2,830.8)	27.0	(25.3)	(28.3)	(1,381.9)	(2,353.1)	(2,859.1)
Share of result of joint ventures	(5.6)	(6.2)	(10.7)	–	–	–	(5.6)	(6.2)	(10.7)
Income before income tax	5,842.6	6,113.1	5,288.2	1,310.5	1,120.9	1,015.7	7,153.1	7,234.0	6,303.9
Income tax expense	807.7	188.9	(2,924.4)	–	–	–	807.7	188.9	(2,924.4)
Net income	6,650.3	6,302.0	2,363.8	1,310.5	1,120.9	1,015.7	7,960.8	7,422.9	3,379.5

Normalized EBITDA (i)	10,100.8	10,800.7	10,481.5	1,637.1	1,494.6	1,423.7	11,737.9	12,295.3	11,905.2
Exceptional items	(328.2)	(37.0)	(28.2)	–	(6.7)	(4.8)	(328.2)	(43.7)	(33.0)
Depreciation, amortization and impairment	(2,515.5)	(2,316.6)	(2,323.6)	(353.6)	(341.7)	(374.9)	(2,869.1)	(2,658.3)	(2,698.5)
Net finance cost	(1,408.9)	(2,327.8)	(2,830.8)	27.0	(25.3)	(28.3)	(1,381.9)	(2,353.1)	(2,859.1)
Share of result of joint ventures	(5.6)	(6.2)	(10.7)	–	–	–	(5.6)	(6.2)	(10.7)
Income tax expense	807.7	188.9	(2,924.4)	–	–	–	807.7	188.9	(2,924.4)
Net income	6,650.3	6,302.0	2,363.8	1,310.5	1,120.9	1,015.7	7,960.8	7,422.9	3,379.5

Normalized EBITDA margin in %	41.6%	46.9%	46.6%	37.0%	39.3%	37.0%	40.9%	45.9%	45.2%

(i) Normalized EBITDA is calculated excluding of the net income the following effects: (i) Income tax expense, (iii) Share of results of joint ventures, (iii) Net finance result, (iv) Exceptional items, and (v) Depreciation, amortization and impairment of property, plant and equipment.